Share capital - Schedule of changes in share capital (Details) - USD ($)		9 Months Ended
		Sep. 30, 2026		Sep. 30, 2025
Class Multiple Voting Shares [Member]
Share capital - Schedule of changes in share capital (Details) [Line Items]
Balance		42		12
Balance (in Dollars)		$ 152,247		$ 151,701
Shares issued - convertible, shares			[1]		[2]
Shares issued - convertible, amount (in Dollars)			[1]		[2]
Exercise of options, shares	[3]
Exercise of options, amount (in Dollars)	[3]
Warrants issued, shares			[4]		[5]
Warrants issued, amount (in Dollars)			[4]		[5]
Warrants expired, shares			[6]		[7]
Warrants expired, amount (in Dollars)			[6]		[7]
Exercise of warrants, shares			[8]		[9]
Exercise of warrants, amount (in Dollars)			[8]		[9]
Exercise of RSUs, shares			[10]		[11]
Exercise of RSUs, amount (in Dollars)			[10]		[11]
Shares issued for debt, shares			[12]		[13]
Shares issued for deb, amount (in Dollars)			[12]		[13]
Shares to be issued, shares			[14]		[15]
Shares to be issued, amount (in Dollars)			[14]		[15]
Balance		42		12
Balance (in Dollars)		$ 152,247		$ 151,701
Class Subordinate Voting Shares [Member]
Share capital - Schedule of changes in share capital (Details) [Line Items]
Balance		3,887,729		0
Balance (in Dollars)		$ 169,551,044
Shares issued - convertible, shares		1,086,108	[1]		[2]
Shares issued - convertible, amount (in Dollars)		$ 6,004,952	[1]		[2]
Exercise of options, shares	[3]
Exercise of options, amount (in Dollars)	[3]
Warrants issued, shares			[4]		[5]
Warrants issued, amount (in Dollars)			[4]		[5]
Warrants expired, shares			[6]		[7]
Warrants expired, amount (in Dollars)			[6]		[7]
Exercise of warrants, shares		352,549	[8]		[9]
Exercise of warrants, amount (in Dollars)		$ 3,239,724	[8]		[9]
Exercise of RSUs, shares		44,415	[10]		[11]
Exercise of RSUs, amount (in Dollars)		$ 1,458,141	[10]		[11]
Shares issued for debt, shares		401,405	[12]		[13]
Shares issued for deb, amount (in Dollars)		$ 927,479	[4]		[13]
Shares to be issued, shares		2,815,674	[14]	12	[15]
Shares to be issued, amount (in Dollars)		$ 10,348,726	[14]	$ 439	[15]
Balance		8,587,880		12
Balance (in Dollars)		$ 191,530,066		$ 439
Class Subordinate Voting Shares One Member
Share capital - Schedule of changes in share capital (Details) [Line Items]
Balance				2,299,502
Balance (in Dollars)				$ 150,318,624
Shares issued - convertible, shares	[2]			984,792
Shares issued - convertible, amount (in Dollars)	[2]			$ 8,192,245
Exercise of options, shares	[3]			37,192
Exercise of options, amount (in Dollars)	[3]			$ 232,444
Warrants issued, shares	[5]
Warrants issued, amount (in Dollars)	[5]
Warrants expired, shares	[7]
Warrants expired, amount (in Dollars)	[7]
Exercise of warrants, shares	[9]			354,730
Exercise of warrants, amount (in Dollars)	[9]			$ 9,126,182
Exercise of RSUs, shares	[11]			92,690
Exercise of RSUs, amount (in Dollars)	[11]			$ 515,625
Shares issued for debt, shares	[13]			47,785
Shares issued for deb, amount (in Dollars)	[13]			$ 490,971
Shares to be issued, shares	[15]
Shares to be issued, amount (in Dollars)	[15]
Balance				3,816,691
Balance (in Dollars)				$ 168,876,091
Information Of Warrant [Member]
Share capital - Schedule of changes in share capital (Details) [Line Items]
Balance		32		210,370
Balance (in Dollars)		$ 10,009		$ 1,997,759
Shares issued - convertible, shares			[1]		[2]
Shares issued - convertible, amount (in Dollars)			[1]		[2]
Exercise of options, shares	[3]
Exercise of options, amount (in Dollars)	[3]
Warrants issued, shares		1,249,984	[4]	346,806	[5]
Warrants issued, amount (in Dollars)			[4]		[5]
Warrants expired, shares		(32)	[6]	(77,191)	[7]
Warrants expired, amount (in Dollars)		$ (10,009)	[6]	$ (968,979)	[7]
Exercise of warrants, shares		(529,994)	[8]	(426,806)	[9]
Exercise of warrants, amount (in Dollars)			[8]		[9]
Exercise of RSUs, shares			[10]		[11]
Exercise of RSUs, amount (in Dollars)			[10]		[11]
Shares issued for debt, shares			[12]		[13]
Shares issued for deb, amount (in Dollars)			[12]		[13]
Shares to be issued, shares			[14]		[15]
Shares to be issued, amount (in Dollars)			[14]		[15]
Balance		719,990		53,179
Balance (in Dollars)				$ 1,028,780

[1]	During the nine months ended September 30, 2026, a partial amount of the March 2026 Debentures was converted into an aggregate of 1,086,108 Class B Subordinate Voting Shares with a total value of $6,004,952 transferred to share capital (Note 11).
[2]	On February 7, 2025, a partial amount of the December 2024 Debentures (Tranche 3) was converted into an aggregate of 152,577 Class B Subordinate Voting Shares (Note 11). On February 26, 2025, the remaining amount was converted into an aggregate of 221,237 Class B Subordinate Voting Shares (Note 11). Thus, the total number of Class B Subordinate Voting Shares issued upon conversion of the December 2024 Debentures (Tranche 3) was 373,814 with a total value of $2,372,839 transferred to share capital.
[3]	During the nine months ended September 30, 2025, the Company issued an aggregate of 37,192 Class B Subordinate Voting Shares upon the exercise of 37,192 share options with exercise price ranging from C$5.25 to C$6.60 for total gross proceeds of $148,086. Total amount of $232,444 was transferred to share capital. The market prices on the dates of option exercise ranged between C$18 to C$38 per Class B Subordinate Voting Share.
[4]	During the nine months ended September 30, 2026, 1,249,984 warrants of the Company were issued as part of the issuance of March 2026 Debentures (Note 11).
[5]	During the nine months ended September 30, 2025, 152,577 warrants of the Company were issued as part of the issuance of December 2024 Debentures (Tranche 3) (Note 11).
[6]	During the nine months ended September 30, 2026, 32 warrants expired unexercised.
[7]	During the nine months ended September 30, 2025, 77,191 warrants expired unexercised.
[8]	During the nine months ended September 30, 2026, 529,994 warrants were exercised, pursuant to the March 2026 Debentures, into 352,549 Class B Subordinate Voting Shares, of which 311,818 Class B Subordinate Voting Shares were issued to an entity, which is owned by a family member of the CFO of the Company (Note 19). Total of $3,239,724 was transferred to share capital.
[9]	During the nine months ended September 30, 2025, 8,500 warrants were exercised into cash proceeds of $43,257. Total amount transferred to share capital is $99,588, which includes the reversal of warrant liability of $56,331. The warrants were issued as part of the issuance of March 28, 2025 Debentures (Note 9). A total of 418,306 warrants issued in connection with the convertible debentures for Tranches 1 to 5 were exercised on a cashless basis into 346,230 Class B Subordinate Voting Shares.
[10]	During the nine months ended September 30, 2026, 96,000 RSUs were exercised into 44,415 Class B Subordinate Voting Shares, which were issued to non-arm’s length parties (Note 19). Total of $1,458,141 was transferred to share capital.
[11]	During the nine months ended September 30, 2025, 32,690 RSUs were exercised into 32,690 Class B Subordinate Voting Shares. Total of $137,625 was transferred to share capital.
[12]	During the nine months ended September 30, 2026, the Company settled amounts owing to various creditors of C$1,236,704 and US$32,500 (US$904,129 in aggregate) through the issuance of 401,405 Class B Subordinate Voting Shares with a fair value of $927,479 at prices ranging between $2.27 and $2.83 (C$3.11 and C$3.99) per Class B Subordinate Voting Share. Of the total shares issued, 300,000 Class B Subordinate Voting Shares valued at $680,157 were issued to settle a bonus accrual of $645,570 owing to management of the Company (Note 19). The net gain on settlement of debt of $414,854 for the nine months ended September 30, 2026, includes a gain of $450,458 related to Unbuzzd. The common shares of Unbuzzd were issued to its former CEO as consideration per settlement agreement, which had a lower fair value than the outstanding payable owing resulting in a gain on settlement of debt.
[13]	During the nine months ended September 30, 2025, the Company settled an aggregate of $490,971 of amounts owing to various arm’s length creditors through the issuance of 47,785 Class B Subordinate Voting Shares at prices ranging between $7.21 to $29.99 per Class B Subordinate Voting Share. The Company incurred a net gain on settlement of debt of $86,113 for the nine months ended September 30, 2025. This net gain resulted from a significant gain on the settlement of one debt obligation, which fully offset losses recognized on other debt settlements during the period.
[14]	During the nine months ended September 30, 2026, under its at-the-market offering agreement with Rodman and Renshaw LLC, as sales agent, the Company issued 2,815,674 common shares for a total increase in share capital of $10,348,726 of which gross proceeds of $10,646,808 were received. A total cash commission of $266,170 based on 2.50% of the aggregate gross proceeds, plus other trading expenses of $31,912 resulted in total share issuance costs of $298,082.
[15]	During the nine months ended September 30, 2025, the Company received total proceeds of $439 (C$600) for 12 Class A Multiple Voting Shares at a price of C$50 per share, which are set to be issued subsequent to period end and classified as shares to be issued as at September 30, 2025.